Related party transactions	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party transactions

15.	Related party transactions

Related parties

The following was a list of related parties which the Group had transactions with for the six months ended March 31, 2025 and 2026:

No.	Names of related parties	Relationship
1	Zhongchi Chezhigu Internet Technology (Qingdao) Co. Ltd (“Zhongchi Chezhigu”)	A company significantly influenced by the Group
2	Beijing Zhongchi Chi Fu Management Consulting Center (limited partnership) (“Zhongchi Chi Fu Management”)	A non-controlling shareholder of a subsidiary
3	Beijing Qichuang Zhongteng Investment Management Center (limited partnership) (“Beijing Qichuang”)	Shareholder of the Group; A company significantly influenced by Dr. Houqi Zhang
4	Beijing Yonyou Innovation Investment Center (limited partnership) (“Yonyou Innovation”)	Shareholder of the Group
5	Dr. Houqi Zhang	Principal shareholder of the Group
6	Mr. Hui Zhang	Senior management of the Group
7	Ms. Jun Wang	Senior management of the Group
8	Changsha Qixin Zhongying Enterprise Consulting and Management Center (limited partnership) (“Changsha Qixin”)	Shareholder of the Group
9	Beijing Qizhi Zhongchi Investment Management Center (limited partnership) (“Beijing Qizhi”)	Shareholder of the Group; A company controlled by Dr. Houqi Zhang
10	Beijing Anrong Innovation Management Technology Center (limited partnership) (“Beijing Anrong”)	Shareholder of the Group
11	Changsha Tongjie Technology Co. Ltd (“Changsha Tongjie”) (1)	A company significantly influenced by the Group
12	Mr. Jun Lian	Senior management of the Group
13	Mr. Yufeng Bai (2)	Senior management of a subsidiary
14	Henan Zhongqi Alliance Automobile Service Co., Ltd (“Henan Zhongqi”) (2)	A company significantly influenced by Mr. Yufeng Bai
15	Beijing Zhongchi Chefu Data Technology Co., Ltd.	A company under controlled with a principal shareholder
16	Changsha Chitong Technology Co. Ltd (“Changsha Chitong”) (3)	A company significantly influenced by the Group
17	Beijing Qifu Future Consulting Service Center (limited partnership)(“Qifu Future”)	Shareholder of the Group

(1)	Changsha Tongjie was deregistered in January 2025 and therefore it was no longer a related party of the Group since then.
(2)	Mr. Yufeng Bai was no longer a senior management of a subsidiary of the Group since October 2024. Therefore, Mr. Yufeng Bai and Henan Zhongqi were not related parties of the Group since then.
(3)	Changsha Chitong was deregistered in January 2025 and therefore it was no longer a related party of the Group since then.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO THE unaudited INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2026

(In U.S. dollars in thousands, except share and per share data

Related party transactions

The Group had the following significant related party transactions for the six months ended March 31, 2025 and 2026:

	For the six months ended March 31,
	2025	2026
	(unaudited)	(unaudited)
Loan from related parties
Qifu Future	-	-
Mr. Jun Lian	-	-
Mr. Hui Zhang	-	-
Dr. Houqi Zhang (1)	51	8,964
Others	-	-
Total	51	8,964

Repayment of loan to related parties
Dr. Houqi Zhang	457	442
Mr. Haifeng Li	-	103
Mr. Hui Zhang	13	-
Ms. Jun Wang	111	-
Mr. Jun Lian	41	-
Total	622	545

Loan to related parties
Dr. Houqi Zhang	14	-
Others	27	-
Total	$41	$-

(1)	Dr. Houqi Zhang provided his personal guarantees for certain bank loans to the Group, see Note 7 Borrowing for details.

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

		As of September 30,	As of March 31,
		2025	2026
Related parties	Nature		(unaudited)
Beijing Zhongchi Chefu Data Technology Co., Ltd.	Loan to related party	$-	$268
Others	Others	10	210
Total		$10	$478
Less: allowance of credit loss		-	-
Amounts due from related parties, net		$10	$478

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of September 30,	As of March 31,
		2025	2026
Related parties	Nature		(unaudited)
Dr. Houqi Zhang	Loan from related party	$503	$2,498
Ms. Jun Wang	Loan from related party	111	-
Mr. Hui Zhang	Loan from related party	-	314
Mr. Haifeng Li	Loan from related party	-	189
Others	Loan from related party	138	-
Total		$752	$3,001

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO THE unaudited INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2026

(In U.S. dollars in thousands, except share and per share data